Staff costs (Tables)	6 Months Ended
Jun. 30, 2026
Classes of employee benefits expense [abstract]
Staff costs

	Half year ended 30.06.26	Half year ended 30.06.25
Compensation costs	£m	£m
Upfront bonus charge	887	679
Deferred bonus charge	390	304
Other incentives	35	29
Performance costs	1,312	1,012
Salaries	2,559	2,549
Social security costs	495	442
Post-retirement benefits	287	280
Other compensation costs	362	354
Total compensation costs	5,015	4,637

Other resourcing costs
Outsourcing	457	437
Redundancy and restructuring	101	83
Temporary staff costs	37	33
Other	60	64
Total other resourcing costs	655	617

Total staff costs	5,670	5,254

Barclays Group compensation costs as a % of total income	30.4%	31.1%